Commitments, contingent liabilities and contingent assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments
Contracts placed for future capital expenditure on Property, plant and equipment and software development costs not provided for in these Financial Statements	$ 1,575	$ 1,368	$ 502